Investments In Affiliated Companies, Partnership And Other Companies (Schedule Of Equity In Net Earnings Of Affiliated Companies) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net (losses) earnings of affiliated companies and partnerships	$ (2,222,000)	$ 11,361,000	$ 5,224,000
Impairment on affiliated company	17,500,000	0	2,500,000
Subsidiary A
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net (losses) earnings of affiliated companies and partnerships	11,340,000	9,579,000	6,157,000
Subsidiary B
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net (losses) earnings of affiliated companies and partnerships	(2,077,000)	1,734,000	2,047,000
Subsidiary D
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net (losses) earnings of affiliated companies and partnerships	(6,275,000)	(4,129,000)	(872,000)
Others
Investments In Affiliated Companies, Partnership And Other Companies [Line Items]
Equity in net (losses) earnings of affiliated companies and partnerships	$ (5,575,000)	$ (2,250,000)	$ (6,361,000)